Retirement benefits	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Retirement benefits
27. Retirement benefits
UK
Since 6 August 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members, including those who have been auto-enrolled since 1 September 2013, are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue & Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.
The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out
and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014.
Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement (‘UK plan’) who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out
offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Group meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling $42m (£31m) at 31 December 2021 (see note 17) is currently held as security on behalf of the remaining members.
US
During 2018, the Group completed a termination of the US funded Inter-Continental Hotels Pension Plan, which involved certain qualifying members receiving lump-sum
cash-out
payments with the remaining pension obligations subject to a buy-out
by Banner Life Insurance Company, a subsidiary of Legal & General America.
The Group continues to maintain the unfunded Inter-Continental Hotels Non-qualified Pension Plans (‘US plans’) and unfunded Inter-Continental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan (‘US post-retirement plan’), both of which are defined benefit plans. Both plans are closed to new members. A Retirement Committee, comprising senior Group employees and assisted by professional advisers as and when required, has responsibility for oversight of the plans.
Movement in UK and US retirement benefit obligations

	Defined benefit obligation			Fair value of plan assets			Net defined benefit obligation
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
At 1 January	103	96	91	–	–	–	103	96	91
Recognised in profit or loss
Interest expense	2	3	3	–	–	–	2	3	3
	2	3	3	–	–	–	2	3	3
Recognised in other comprehensive income
Actuarial (gain)/loss arising from changes in:
Demographic assumptions	(3)	(3)	(1)	–	–	–	(3)	(3)	(1)
Financial assumptions	(3)	10	9	–	–	–	(3)	10	9
Experience adjustments	(1)	1	(1)	–	–	–	(1)	1	(1)
Re-measurement (gain)/loss	(7)	8	7	–	–	–	(7)	8	7
Exchange adjustments	(1)	2	1	–	–	–	(1)	2	1
	(8)	10	8	–	–	–	(8)	10	8
Other
Group contributions	–	–	–	(5)	(6)	(6)	(5)	(6)	(6)
Benefits paid	(5)	(6)	(6)	5	6	6	–	–	–
	(5)	(6)	(6)	–	–	–	(5)	(6)	(6)
At 31 December	92	103	96	–	–	–	92	103	96

Comprising:
UK plan	30	31	26	–	–	–	30	31	26
US plans	45	50	48	–	–	–	45	50	48
US post-retirement plan	17	22	22	–	–	–	17	22	22
	92	103	96	–	–	–	92	103	96
Assumptions
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2021	2020	2019
	%	%	%
UK plan only:
Pension increases	3.4	3.0	2.7
Inflation rate	3.4	3.0	2.7

Discount rate:
UK plan	1.8	1.4	2.1
US plans	2.4	1.9	2.9
US post-retirement plan	2.4	2.0	2.9

US healthcare cost trend rate assumed for the next year:
Pre-65 (ultimate rate reached in 2031)	6.2	6.4	6.7
Post-65 (ultimate rate reached in 2031)	6.5	6.8	7.1
Ultimate rate that the cost rate trends to	4.5	4.5	4.5
Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S3PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2020 model and a 1.25% per annum long-term trend and a smoothing parameter
(‘s-kappa’)
of 7.5 with weightings of 95% and 82% for pensioners and 98% and 81% for non-pensioners,
male and female respectively. In the US, the current assumptions use rates from the
Pri-2012
Mortality Study and Generationally Projected with Scale
MP-2021
mortality tables.
The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

				UK			US
		2021	2020	2019	2021	2020	2019
		Years	Years	Years	Years	Years	Years
Current pensioners at 65 a	– male	24	24	24	22	22	21
	– female	26	26	26	23	23	23
Future pensioners at 65 b	– male	25	25	25	23	23	22
	– female	28	28	28	25	24	24

a	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.

b	Relates to assumptions based on longevity (in years) relating to an employee retiring in 2041.
The assumptions allow for expected increases in longevity.
Sensitivities
Changes in assumptions used for determining retirement benefit costs and obligations may have an impact on the Group income statement and the Group statement of financial position. The key assumptions are the discount rate, the rate of inflation, the assumed mortality rate and the healthcare costs trend rate. The sensitivity analysis below relates to the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		2021 $m	2020 $m
Increase/(decrease) in liabilities
Discount rate	0.25% decrease	2.8	3.2
	0.25% increase	(2.8)	(3.2)
Inflation rate	0.25% decrease	(1.2)	(1.4)
	0.25% increase	1.3	1.4
Mortality rate	One-year increase	5.1	5.7
Healthcare costs trend rate	1% decrease	(1.2)	(1.6)
	1% increase	1.3	1.7
Estimated future benefit payments

	2021 $m	2020 $m
Within one year	5	6
Between one and five years	21	22
More than five years	96	101
	122	129
Average duration of pension obligations

	2021 Years	2020 Years
UK plan	19.0	19.0
US plans	9.0	9.3
US post-retirement plan	9.4	9.9
Other pension plans
Philippines
The Group maintains a further, immaterial, pension plan for employees in the Philippines which is accounted for as a defined benefit plan.
At 31 December 2021, the net retirement benefit asset was $2m comprising plan assets of $9m and a defined benefit obligation of $7m. Plan assets comprise $7m domestic government securities and $2m domestic equity investments.
Contributions in the year were $1m; the charge to the Group income statement and all other movements were less than $1m.
Key assumptions used in the valuation are the discount rate of 5.0% and the rate of salary increases of 7.0% (after 2022). The weighted average duration of liabilities is 13 years; estimated future benefit payments are less than $1m in all years.
Defined contribution schemes
The Group also operates a number of smaller pension schemes outside the UK, the most significant of which is a defined contribution scheme in the US.